FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Categories of financial instruments:
Financial assets	$ 134,497	$ 81,004
Liabilities at amortized cost	276,373	185,341
Liabilities at FVTPL	178,705	133,553
Trade and other payables
Categories of financial instruments:
Liabilities at amortized cost	26,644	18,668
Amounts due to other related parties
Categories of financial instruments:
Liabilities at amortized cost		7,512
Borrowings
Categories of financial instruments:
Liabilities at amortized cost	249,729	159,161
Other Current liabilities
Categories of financial instruments:
Liabilities at FVTPL	120,820	80,107
Other non-current liabilities
Categories of financial instruments:
Liabilities at FVTPL	57,885	133,553
Trade and other receivables
Categories of financial instruments:
Financial assets	25,783	22,848
Amount due from other related parties
Categories of financial instruments:
Financial assets	22,345	14,358
Amount due from Sky Solar Holdings Co., Ltd.
Categories of financial instruments:
Financial assets		1,430
Restricted cash
Categories of financial instruments:
Financial assets	40,716	29,850
Cash and cash equivalents
Categories of financial instruments:
Financial assets	$ 46,084	$ 12,518